Goodwill and Intangible Assets, Net - Estimated Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
2014		$ 18,903
2015		14,938
2016		11,710
2017		10,469
2018		9,373
Thereafter		57,013
Net Carrying Amount	$ 112,513	$ 122,406	$ 144,492